COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2014
Commitments And Contingencies [Line Items]
Litigation Settlement, Amount	$ 500,000
Estimated Litigation Liability, Current	$ 200,000
Loss Contingency, Settlement Agreement, Terms	Payment of the outstanding balance under the Settlement Agreement will be accelerated if the Company raises $2 million or more of gross dollars in a single funding round or raises aggregate funding of $4 million of gross dollars on or before April 10, 2015.